Schedule II - Valuation and Qualifying Accounts - Allowance for Doubtful Accounts Receivable and Deferred Tax Asset Valuation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 3,751	$ 4,145	$ 3,411
Additions Charged to Costs and Expenses	250	(217)	802
Deductions	(77)	(177)	(68)
Balance at End of Year	3,924	3,751	4,145
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	97,040	78,414	58,264
Additions Charged to Costs and Expenses	25,336	18,626	20,150
Deductions	0	0	0
Balance at End of Year	$ 122,376	$ 97,040	$ 78,414